LOSS PER SHARE	12 Months Ended
Dec. 31, 2013
LOSS PER SHARE
LOSS PER SHARE

16.                               LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the following years:

	2011	2012	2013

Numerator:
Net loss	$(24,531)	$(4,230)	$(4,819)
Accretion of Series C convertible redeemable preferred shares	2,800	2,971	1,621
Undistributed earnings allocated to Series C preferred shares			—
Net income attributable to Series C preferred shares for computing basic net income per Series C preferred share	2,800	2,971	1,621
Undistributed earnings allocated to Series A preferred shares	—	—	—
Net income attributable to Series A preferred shares for computing basic net income per Series A preferred share	—	—	—
Undistributed earnings allocated to Series B preferred shares	—	—	—
Net income attributable to Series B preferred shares for computing basic net income per Series B preferred share	—	—	—
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	(27,331)	(7,201)	(6,440)
Net loss attributable to shareholders of the Company allocated for computing net loss per ordinary share-basic	(22,288)	(6,843)	(6,440)
Net loss attributable to shareholders of the Company allocated for computing net loss per nonvested share-basic	(5,043)	(358)	—
Plus: income effect from assumed conversion of Series A and Series B preferred shares	—	—	—
Undistributed earnings allocated to Series A preferred shares	—	—	—
Undistributed earnings allocated to Series B preferred shares	—	—	—

Net loss per ordinary share-basic	$(0.76)	$(0.20)	$(0.09)
Net loss per nonvested share-basic	$(0.76)	$(0.20)	$—
Net loss per ordinary share-diluted	$(0.76)	$(0.20)	$(0.09)
Net loss per Series A preferred share	—	—	—
Net loss per Series B preferred share	—	—	—
Net income per Series C preferred share	$0.29	$0.31	$0.38

	2011	2012	2013

Numerator
Shares (denominator):
Weighted average number of shares used in calculating net loss per nonvested share-basic	6,663,370	1,792,535	—
Weighted average number of shares used in calculating net loss per Series A preferred share-basic	15,000,000	15,000,000	6,616,438
Weighted average number of shares used in calculating net loss per Series B preferred share —basic	17,522,725	17,522,725	7,729,202
Weighted average number of shares used in calculating net loss per Series C preferred share —basic	9,651,565	9,651,565	4,257,266
Weighted average number of shares used in calculating net loss per ordinary share —basic	29,445,595	34,316,430	71,555,449

As a result of the Group’s net loss for each of the three years ended December 31, 2013, 1,975,000, 1,778,250 and 1,562,850 options outstanding and 5,536,925, 1,054,778 and 995,202 nonvested shares outstanding as of December 31, 2011, 2012 and 2013, respectively, were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive. In addition, 15,000,000 Series A preferred shares, 17,522,725 Series B preferred shares, 9,651,565 Series C preferred shares and the convertible notes computed using as-if converted method were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.